SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Schedule of subsequent events

Date	Category	Description		Shares Issued

1/26/2023	Settlemement Agreement	The Company entered into a Settlement Agreement on January 26, 2023, with 1800 Diagonal Lending LLC f/k/a Sixth Street Lending LLC, in the amount of $550,000. The settlement agreement was set aside and a Agreed Final Order was issued on ? Pursuant to the Final order the following note balances and adjustments were made. Initial Notes entered 2/3/2022 with an initial principal amount of $103,750, adjusted to the sum of $131,096.02, plus interest at the rate of 8% from August 8, 2022, until paid. Note entered 6/14/2022 with a principal amount of $ 202,772.57 adjusted to the sum of $256,218.57, plus interest at the rate of 8 % from August 8, 2022, until paid. Note entered June 14, 2022, with an initial principal of $128,750.00 adjusted to the principal amount of $162,685.42 , plus interest at the of 8 % from August 8,2022 until paid.

2/6/2023	Promissory Note	On February 6, 2023, The Company and Fourth Man, LLC entered into a Securities purchase agreement for a 12% Convertible Note in the aggregate principal of $165,000.00 less an original issue discount of $16,500.00. The note will mature in 12 months from the issue date. The note in convertible into shares of common stock on the Company at a price of $0.01. The Company shall issue 8,250,000 warrants shares at an exercise price of $0.01 and an exercise period of five years from the issue date.

2/7/2023	Notice of Conversion	On February 7,2023, GS Capital Partners, LLC. converted $53,474.63 of principal and $13,885.82 of interest for 6,736,045 shares of common stock.		6,736,045

2/8/2023	Notice of Conversion	On February 8, 2023 Leonite Capital LLC converted $100,000 of principal, interest, and fees for 10,000,000 shares of common stock.		10,000,000

2/21/2023	Notice of Conversion	On February 21, 2023 Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common stock.		15,000,000

2/23/2023	Notice of Conversion	On February 23,2023, GS Capital Partners, LLC. converted $65,000.00 of principal and $17,277.53 of interest for 8,277,753 shares of common stock.		8,227,753

3/1/2023	Notice of Conversion	On March I, 2023 Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		20,000,000

3/7/2023	Notice of Conversion	On March 7,2023, GS Capital Partners, LLC. converted $80,000.00 of principal and $21,632.88 of interest for 10,163,288 shares of common stock.		10,163,288

3/17/2023	Notice of Conversion	On March 17, 2023, GS Capital Partners, LLC. converted $85,000 of principal and $23,310.96 of interest for 10,831,096, shares of common stock.		10,831,096

3/22/2023	Second Amendment to Senior Secured Convertible Promissory Note	Amended June 30, 2023, the Company entered into a second amendment to senior secured convertible promissory note, with Leonite Capital LLC

4/18/2023	Notice of Conversion	On April 18, 2023, Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common		15,000,000

3/17/2023	Notice of Conversion	On March 17, 2023, Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		20,000,000
			—	115,958,182

				956,254,977
				115,958,182
				914,127,078